Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related party transactions
22.	Related party transactions

In addition to the related party information disclosed elsewhere in the consolidated financial statements, the Group entered into the following material related party transactions.

Name of party	Relationship

Mr. Zhao Jishuang	A major shareholder of the Company
Mr. Guo Yupeng	A major shareholder of the Company
Mr. Peng Siguang	A major shareholder of the Company
Zhongshi Qile (Beijing) Culture Media Co., Ltd. (“Zhongshi Culture”)	Fellow subsidiary
Shenzhen Meifu English Information Consulting Co., Ltd. (“Meifu English”)	Fellow subsidiary
Boston Global Education,INC (“Boston Global”)	Fellow subsidiary
Meten (U.S.A) Investment Holding Corporation (“Meten USA”)	Fellow subsidiary
Oxford International College Chengdu School (“Chengdu School”)	Fellow subsidiary
Meten International Educational Talent Management Service (Shenzhen) Co., Ltd (Meten Talent Service)	Fellow subsidiary
Shenzhen Sikete Education Technology Co., Ltd. (“Shenzhen Sikete”)	Associate of the Group
Xiamen Siming District Meten English Training School (“Xiamen Siming Meten School”)	Associate of the Group
Shenzhen Mengdian Network Technology Co., Ltd. (“Shenzhen Mengdian”)	Associate of the Group
Beijing Wuyan Education Consulting Co., Ltd	Associate of the Group
Liketou (HK) Co., Ltd.	Entity under significant influence of a key management
Shenzhen Shuangge Technology Co., Ltd. (“Shenzhen Shuangge”)	Fellow subsidiary
Shenzhen Meten Oversea Education Consulting Co., Ltd. (“Shenzhen Meten Oversea”)	Fellow subsidiary
Shenzhen Yilian Education Investment Co., Ltd. (“Shenzhen Yilian Education”)	Fellow subsidiary
Xiamen Hanen Education Consulting Co., Ltd (“Xiamen Hanen”)	Entity under significant influence of a key management

(a)	Major transactions with related parties

	Years ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000

Advances from related parties
- Meifu English	912	4,000	19,091
- Chengdu School	195	23,300	19,685
- Shenzhen Meten Oversea	17,113	-	-
- Liketou (HK) Co., Ltd.	201	-	-
- Xiamen Siming Meten School	19	-	-
- Shenzhen Shuangge	11,958	480	422
- Zhongshi Culture	318	-	-
- Meten Talent Service	118	4,991	3,406
- Xiamen Hanen	250	-	-
- Mr. Zhao Jishuang	-	30,893	54,874
Total	31,084	63,664	97,478
Repayment of advances from related parties
- Meifu English	6,503	-	15,258
- Chengdu School	12,476	14,000	26,924
- Liketou (HK) Co., Ltd.	2,336	-	-
- Shenzhen Meten Oversea	17,113	-	-
- Zhongshi Culture	318	-	-
- Xiamen Hanen	250	-	-
- Meten Talent Service	118	128	8,161
- Shenzhen Shuangge	11,192	176	304
- Xiamen Siming Meten School	-	19	-
- Mr. Zhao Jishuang	-	-	55,265
Total	50,306	14,323	105,912

Advances to related parties
- Meifu English	9,989	2,681	1,033
- Zhongshi Culture	640	104	118
- Xiamen Siming Meten School	156	-	2,067
- Chengdu School	146	17	-
- Shenzhen Shuangge	5,307	261	5,013
- Shenzhen Meten Oversea	24,309	4,253	-
- Meten Talent Service	4,476	2,502	453
- Mr. Peng Siguang and Mr. Guo Yupeng	-	-	35,514
- Shenzhen Yilian Education	10	401	-
Total	45,033	10,219	44,198
Repayment of advances to related parties
- Meifu English	19,887	4,549	1,267
- Zhongshi Culture	989	126	597
- Mr. Peng Siguang and Mr. Guo Yupeng	13,000	-	35,514
- Chengdu School	151	49	17
- Shenzhen Shuangge	5,278	-	5,296
- Shenzhen Meten Oversea	24,253	1,045	3,264
- Shenzhen Yilian Education	10	-	16
- Meten Talent Service	509	6,022	896
- Xiamen Siming Meten School	-	156	-
Total	64,077	11,947	46,867

(b)	Balances with related parties

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Amounts due from related parties
Current
- Zhongshi Culture	508	29
- Meifu English	2,751	2,517
- Xiamen Siming Meten School	246	2,313
- Chengdu School	17	-
- Meten Talent Service	458	15
- Shenzhen Meten Oversea	3,264	-
- Shenzhen Shuangge	289	6
- Shenzhen Yilian Education	401	385
- Beijing Wuyan Education Consulting Co., Ltd	-	2,000
Total	7,934	7,265

Amounts due to related parties
Current
- Meifu English	4,012	7,845
- Chengdu School	9,354	2,115
- Shenzhen Meten Oversea	1,070	1,188
- Meten Talent Service	4,863	108
- Mr. Zhao Jishuang	30,893	30,502
Total	50,192	41,758

(i)	Advances from/to these related parties are unsecured, interest free and repayable on demand.